CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 2,560	$ 3,997
Restricted cash	33
Trade accounts receivable, net (Note 12A1)	2,445	7,675
Other current assets (Note 12A2)	581	1,041
Assets held for sale (Note 13)	791
Total current assets	6,410	12,713
LONG TERM ASSETS:
Restricted cash		3,428
Property and equipment, net (Note 4)	562	1,021
Goodwill (Note 5)	12,501	14,238
Intangible assets and other, net (Note 6)	277	3,000
Total long term assets	13,340	21,687
Total assets	19,750	34,400
CURRENT LIABILITIES:
Short-term bank credit (Note 8)	217	6,983
Accounts payable and accruals:
Trade acconts payable	1,256	3,403
Deferred revenue	712	739
Other current liabilities (Note 12A3)	950	3,272
Liabilities held for sale (Note 13)	467
Total current liabilities	3,602	14,397
LONG-TERM LIABILITIES:
Accrued severance pay, net (Note 7)	408	410
Loans from banks and others (Note 8)	281	3,945
Derivatives liabilities - warrants	370	53
Total long-term liabilities	1,059	4,408
Total liabilities	4,661	18,805
Equity (Note 10):
Share capital - ordinary shares of NIS 0.04 par value (authorized: December 31, 2012 - 17,500,000 ; December 31, 2011 - 10,000,000 shares ; issued: December 31, 2012 - 10,809,945; December 31, 2011 - 6,678,713 shares shares)	97	56
Additional paid-in capital	135,348	126,544
Accumulated other comprehensive loss	(1,537)	(1,537)
Accumulated deficit	(112,192)	(100,764)
Treasury shares - December 31, 2012 180,692 December 31, 2011 367,810 shares	(6,716)	(9,455)
BluePhoenix Shareholders' Equity	15,000	14,844
Noncontrolling interest	89	751
Total equity	15,089	15,595
Total liabilities and equity	$ 19,750	$ 34,400